                                   MassMutual
                                   CORPORATE
                                   INVESTORS



                            [ARTWORK APPEARS HERE]



                               REPORT for the NINE
                              MONTHS ENDED 9/30/98

MassMutual Corporate Investors
    1295 State Street
    Springfield, Massachusetts 01111
    (413) 744-8480

[LOGO OF MCI APPEARS HERE]


[ARTWORK APPEARS HERE]         Adviser

                                   Massachusetts Mutual
                                   Life Insurance Company

                               Auditor

                                   PricewaterhouseCoopers LLP
                                   Springfield, Massachusetts 01101

                               Custodian

                                   The Chase Manhattan Bank, N.A.

                               Transfer Agent & Registrar

                                   Shareholder Financial Services, Inc.
                                   P.O. Box 173673
                                   Denver, Colorado 80217-3673
                                   1-800-647-7374



                    Internet website: www.massmutual.com/mci

                        Investment Objective and Policy

MassMutual Corporate Investors, a closed-end investment company, was offered to the public in September 1971 and its shares are listed on the New York Stock Exchange. The share price of Corporate Investors can be found in the financial section of most newspapers as "MassCp" or "MassMuInv" under the New York Stock Exchange listings. The trading symbol is "MCI".

The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The principal investments are long-term corporate debt obligations and occasionally preferred stocks purchased directly from issuers. These provide a fixed yield and potential capital gains through warrants, conversion rights, or other equity features which are a prerequisite to every private placement purchased.

Corporate Investors' current portfolio is characterized by broad industrial diversification. The entire portfolio is shown in the Schedule of Investments in the Financial Section of this Report.

The Trust holds investments in a number of companies that are not publicly traded at this time. Capital gains may be realized on holdings of private companies through various methods, including directly negotiated sales, put options and initial public offerings of stock.

The Trust pays quarterly dividends and intends to distribute substantially all of its net income to shareholders each year. All distributions are paid in cash unless the shareholder elects to participate in the Dividend Reinvestment and Share Purchase Plan.

Dividends are distributed in January, May, August, and November.

             TO THE SHAREHOLDERS OF MASSMUTUAL CORPORATE INVESTORS:


The following is a report for the first nine months of 1998.

The financial markets experienced significant turmoil during the third quarter. Emerging market volatility and economic uncertainty caused high yield bonds, small cap stocks, and convertible securities to post one of the worst quarters on record. As tough as the markets were, the Trust experienced only a modest decline in value with net assets falling to $24.03 per share at September 30, 1998 from $25.16 per share at June 30, 1998. As a result, the total return of the Trust for the quarter was down 2.94%, but still up 9.58% year-to-date, as measured by change in net assets with reinvestment of dividends.

By comparison, the S&P Industrial Stock Index was down 7.78% for the quarter and up 9.56% year-to-date while the Lehman Government/Corporate Bond Index was up 4.95% for the quarter and up 9.33% year-to-date. However, the companies in which we invest are generally much smaller than those found in the S&P or Lehman Indices. Indices more representative of the type of companies in which we invest would be the Merrill Lynch High Yield Index, which posted a loss of 3.58% during the quarter, and the Russell 2000 Index, which declined 20.15% during the quarter. Year-to-date these indices were up 0.77% and down 16.21% respectively.

Net investment income for the third quarter was $3,142,399 or 36.7 cents per share compared to $3,260 991 or 38.1 cents per share a quarter ago. Part of the decline in net income was attributable to a one-time expense of 1.0 cents per share that the Trust incurred during the quarter. A quarterly dividend of $.40 per share was declared and is payable on November 12, 1998 to shareholders of record on October 30, 1998.

The Trust realized over $11.4 million in gains (or $1.33 per share) during the quarter. This brings our year-to-date capital gains to $20.6 million (or $2.40 per share.) Of the $2.40 per share, $.56 per share represents short-term capital gains which, if not offset, must be distributed to shareholders each year. However, given the recent market volatility, there can be no assurance that the entire amount of short-term gains will not be offset by short-term losses before year-end.

Of the $11.4 million in gains realized during the quarter, almost $9 million came from four of our private placement investments. Sequentia, Inc., a manufacturer and distributor of fiberglass reinforced panels, struggled initially, but ended up repaying its subordinated notes and partnership interests leaving the Trust with a realized gain of over $3.7 million. Unipac Corporation, a manufacturer of laminated materials that are used to seal a variety of packaging containers, repaid its senior notes and partnership interests leaving the Trust with a gain of $2.4 million. TAAC International Corporation, a leading domestic manufacturer of adhesives and sealants, also repaid its notes and preferred stock leaving the Trust with a realized gain of $1.5 million. And finally, an additional gain was realized from a sale that occurred in January 1998. We sold our warrants of Hein-Werner Corporation back to the company in January of 1998. At that time, we realized a gain on the sale. However, we also entered into an "option purchase agreement", which stated that if another company acquired more than 51% of the shares of Hein-Werner, there would be a price adjustment to the warrants we sold. This indeed did occur when Snap-On Inc. bought Hein-Werner, and the Trust received an additional $1.3 million.

Before the markets' volatility began to slow the flow of new private placement investments, we were able to add some new and old names to our private placement portfolio. The investment transactions included Diversco, Inc., Maloney Industries Inc., Merit Industries, Olympic Boat Centers and Sharp International. These investments have a weighted average coupon of over 11.79% on their fixed income components. (A brief description of these investments is provided in the Schedule of Investments.)

Our shareholders are probably aware of the global Year 2000 or "Y2K" issue. MassMutual has been addressing the Y2K issue since 1996 and it is one of the company's highest priorities. MassMutual's multi-year Project 2000 is currently estimated to cost slightly less than $90 million enterprise-wide. Code correction of all information technology department-supported applications is expected to be substantially complete by December 31, 1998. MassMutual's critical computer technology hardware and software is also expected to be "Year 2000 Compliant" according to MassMutual's standards by December 31, 1998. All business areas are expected to be "Year 2000 Compliant" by June 30, 1999. Testing will continue through 1999. MassMutual is currently identifying areas requiring Year 2000 contingency plans and the decision points to execute them. To address the issue of interdependency between the company and external entities, MassMutual is seeking assurances from vendors, service providers and governments to determine their Year 2000 readiness, and is verifying those assurances wherever possible.

Although we approach this period of market volatility with caution, we view it as an opportunity to prudently select portfolio companies. The Trustees and management appreciate the continued interest and support of the shareholders of MassMutual Corporate Investors.

                                             Sincerely,

                                             /s/ Stuart H. Reese

                                             Stuart H. Reese
                                             President

STATEMENT OF ASSETS AND LIABILITIES               MASSMUTUAL CORPORATE INVESTORS
September 30, 1998 and 1997
(Unaudited)


                                                                                                        1998             1997
                                                                                                    ------------     ------------
Assets:
Investments (Notes 2A, 2B and 5)
 (See Schedule of Investments)
Corporate restricted securities at fair value
 (Cost 1998 - $157,239,627; 1997 - $165,771,465)                                                    $164,017,692     $179,888,968
Corporate public securities at market value
 (Cost 1998 - $54,353,203; 1997 - $40,995,454)                                                        51,599,128       45,966,639
Short-term securities at cost plus earned discount which
 approximates market value                                                                             5,964,684               --
                                                                                                    ------------     ------------
                                                                                                     221,581,504      225,855,607
Cash                                                                                                   1,177,095               --
Interest and dividends receivable, net                                                                 3,618,938        3,988,779
Receivable for investments sold                                                                        4,050,198        3,855,606
Other assets                                                                                               8,106            4,043
                                                                                                    ------------     ------------
         Total assets                                                                               $230,435,841     $233,704,035
                                                                                                    ============     ============
Liabilities:
Payable for investments purchased                                                                   $  3,354,111     $  3,941,700
Management fee payable (Note 3)                                                                          770,319          782,593
Note payable (Note 4)                                                                                 20,000,000       20,000,000
Interest payable (Note 4)                                                                                136,211          136,211
Accrued expenses                                                                                          77,389           95,715
Other liabilities                                                                                        167,498           56,444
                                                                                                    ------------     ------------
         Total liabilities                                                                            24,505,528       25,012,663
                                                                                                    ------------     ------------

Net Assets:
Common shares, par value $1.00 per share;
 an unlimited number authorized (Note 6)                                                               8,569,162        4,256,724
Additional paid-in capital                                                                            95,644,211       98,590,717
Retained net realized gain on investments, prior years                                                73,493,073       57,447,542
Undistributed net investment income (Note 2D)                                                          3,576,753        3,391,077
Undistributed net realized gain on investments                                                        20,623,124       25,916,624
Net unrealized appreciation (depreciation) of investments (Notes 2A, 2B and 5)                         4,023,990       19,088,688
                                                                                                    ------------     ------------

         Total net assets                                                                            205,930,313      208,691,372
                                                                                                    ------------     ------------

         Total liabilities and net assets                                                           $230,435,841     $233,704,035
                                                                                                    ============     ============

Common shares issued and outstanding (Note 6)                                                          8,569,162        8,513,448
                                                                                                    ============     ============

Net asset value per share                                                                           $      24.03     $      24.51
                                                                                                    ============     ============

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
2

STATEMENT OF OPERATIONS                           MASSMUTUAL CORPORATE INVESTORS
For the nine months ended September 30, 1998 and 1997
(Unaudited)

                                                                                  1998           1997
                                                                             ------------     ------------
Investment Income (Note 2B):
Interest                                                                     $ 12,785,932     $ 12,240,028
Dividends                                                                         540,126          471,483
                                                                             ------------     ------------
         Total income                                                          13,326,058       12,711,511
                                                                             ------------     ------------

Expenses:
Management fee (Note 3)                                                         2,371,203        2,180,847
Trustees' fees and expenses                                                        99,173           80,467
Transfer Agent/Registrar's expenses                                                45,000           64,706
Interest (Note 4)                                                                 799,500          799,500
Reports to shareholders                                                            18,000           20,520
Audit and legal                                                                    41,266           42,294
Other                                                                             113,189           20,207
                                                                             ------------     ------------
         Total expenses                                                         3,487,331        3,208,541
                                                                             ------------     ------------

Net investment income (1998 - $1.15 per share; 1997 - $1.12 per share)          9,838,727        9,502,970
                                                                             ------------     ------------

Net realized and unrealized gain (loss) on investments (Notes 2A and 2B):
Net realized gain on investments                                               20,604,991       25,916,624
Net change in unrealized appreciation/depreciation of investments             (11,889,461)       7,132,248
                                                                             ------------     ------------
         Net gain on investments                                                8,715,530       33,048,872
                                                                             ------------     ------------

Net increase in net assets resulting from operations                         $ 18,554,257     $ 42,551,842
                                                                             ============     ============

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS                           MASSMUTUAL CORPORATE INVESTORS
For the nine months ended September 30, 1998 and 1997
(Unaudited)

                                                                                                   1998                1997
                                                                                               -------------       -------------
Net increase (decrease) in cash: Cash flows from operating activities:
 Interest and dividends received                                                               $  12,650,708       $  11,335,499
 Interest expense paid                                                                              (799,500)           (799,500)
 Operating expenses paid                                                                          (2,548,609)         (2,251,470)
 Federal income tax paid                                                                          (8,639,902)         (6,210,942)
                                                                                               -------------       -------------
         Net cash provided for operating activities                                                  662,697           2,073,587
                                                                                               -------------       -------------

Cash flows from investing activities:
 Change in short-term portfolio securities, net                                                   (2,967,283)            920,211
 Purchase of portfolio securities                                                                (97,698,906)       (100,117,322)
 Proceeds from disposition of portfolio securities                                               113,819,069         109,640,091
                                                                                               -------------       -------------
         Net cash provided by investing activities                                                13,152,880          10,442,980
                                                                                               -------------       -------------
         Net cash provided by operating and investing activities                                  13,815,577          12,516,567
                                                                                               -------------       -------------
Cash flows from financing activities:
 Increase in receipts for shares issued on reinvestment of dividends                               1,365,932                  --
 Cash dividends paid from net investment income                                                   (9,616,867)         (8,684,884)
 Cash dividends paid from net realized gain on investments                                        (4,467,858)         (3,915,019)
                                                                                               -------------       -------------
         Net cash used for financing activities                                                  (12,718,793)        (12,599,903)
                                                                                               -------------       -------------
Net increase (decrease) in cash                                                                    1,096,784             (83,336)

Cash - beginning of year                                                                              80,311              83,336
                                                                                               -------------       -------------
Cash - end of period                                                                           $   1,177,095       $          --
                                                                                               =============       =============

Reconciliation of net increase (decrease) in net assets to net cash from operating and investing activities:

Net increase in net assets resulting from operations                                           $  18,554,257       $  42,551,842
                                                                                               -------------       -------------
 (Increase) decrease in investments                                                                4,672,530         (23,369,542)
 (Increase) decrease in interest and dividends receivable, net                                       (48,549)           (972,378)
 (Increase) decrease in receivable for investments sold                                           (3,890,486)         (3,173,072)
 (Increase) decrease in other assets                                                                  (8,106)             (4,043)
 Increase (decrease) in payable for investments purchased                                          3,204,111           3,593,575
 Increase (decrease) in management fee payable                                                        47,100             136,583
 Increase (decrease) in accrued expenses                                                             (75,378)            (35,456)
 Increase (decrease) in accrued taxes                                                             (8,639,902)         (6,210,942)
                                                                                               -------------       -------------

         Total adjustments to net assets from operations                                          (4,738,680)        (30,035,275)
                                                                                               -------------       -------------

         Net cash provided by operating and investing activities                               $  13,815,577       $  12,516,567
                                                                                               =============       =============

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
4

STATEMENT OF CHANGES IN NET ASSETS                MASSMUTUAL CORPORATE INVESTORS
For the nine months ended September 30, 1998 and 1997
(Unaudited)

                                                                                                    1998               1997
                                                                                               -------------       -------------
Increase (decrease) in net assets:
Operations:
 Net investment income                                                                         $   9,838,727       $   9,502,970
 Net realized gain on investments                                                                 20,604,991          25,916,624
 Net change in unrealized appreciation/depreciation of investments                               (11,889,461)          7,132,248
                                                                                               -------------       -------------

Net increase in net assets resulting from operations                                              18,554,257          42,551,842

Increase in receipts for shares issued on reinvestment of dividends                                1,365,932                  --

Dividends to shareholders from:
Net investment income (1998 - $.80 per share; 1997 - $.72 per share)                              (6,848,294)         (6,129,683)
                                                                                               -------------       -------------

   Total increase                                                                                 13,071,895          36,422,159

Net Assets, beginning of year                                                                    192,858,418         172,269,213
                                                                                               -------------       -------------

Net Assets, end of period (including undistributed net investment income
 in 1998 - $3,576,753; 1997 - $3,391,077)                                                      $ 205,930,313       $ 208,691,372
                                                                                               =============       =============

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

SELECTED PER SHARE DATA                           MASSMUTUAL CORPORATE INVESTORS
Selected data for each common share outstanding for the periods ended:

                                                                                                  For the
                                                                                                nine months              For the
                                                                                               ended 9/30/98            year ended
                                                                                                (Unaudited)              12/31/97
                                                                                               -------------           -----------
Net asset value:
 Beginning of year                                                                               $    22.65            $    20.23
                                                                                                 ----------            ----------

Net investment income                                                                                  1.15                  1.49
Net realized and unrealized gain on investments                                                        1.03                  2.87
                                                                                                 ----------            ----------
Total from investment operations                                                                       2.18                  4.36
                                                                                                 ----------            ----------

Dividends from net investment income to common shareholders                                           (0.80)                (1.42)
Distributions from net realized gain on investments to common shareholders                            --                     (.52)
                                                                                                 ----------            ----------
Total distributions                                                                                   (0.80)                (1.94)
                                                                                                 ----------            ----------

Net asset value:
 End of period                                                                                   $    24.03            $    22.65
                                                                                                 ==========            ==========
Per share market value:
 End of period                                                                                   $    22.50            $    25.75
                                                                                                 ==========            ==========

Total investment return:
 Market value                                                                                         (9.75)%*              52.43%
 Net asset value                                                                                       9.58 %*              27.14%

Net assets (in millions):
 End of period                                                                                   $   205.93            $   192.86

Ratio of operating expenses to average net assets                                                      1.32%*                1.69%

Ratio of interest expenses to average net assets                                                        .39%*                 .56%

Ratio of total expenses to average net assets                                                          1.71%*                2.25%

Ratio of net investment income to average net assets                                                   3.27%*                6.66%

Portfolio turnover                                                                                    41.25%*               66.23%


*Percentages represent results for the period and are not annualized.

All per share amounts have been restated after giving effect to the two-for-one split of the Trust's common shares authorized on December 19, 1997 effective January 20, 1998.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
6

SCHEDULE OF INVESTMENTS                           MASSMUTUAL CORPORATE INVESTORS
September 30, 1998
(Unaudited)

                                                                  Shares, Units,
                                                                   Warrants or                   Fair Value               Fair Value
                                                                    Principal    Acquisition   at Acquisition   Cost      at 9/30/98
Corporate Restricted Securities - 79.64%: (A)                        Amount         Date            Date      (Note 2B)   (Note 2A)
                                                                  -----------    -----------   -------------- --------    ---------
Private Placement Investments - 70.56%
AccTech, LLC
A designer and marketer of specialized cleaning
products.
  Senior Floating Rate Revolving Credit Note                       $   812,520    10/31/96    $  812,520    $  812,520    $  406,260
  due 2002
  Senior Secured Series A Floating Rate Note                       $   715,389    10/31/96       704,665       715,389       357,694
  due 2002
  10.1% Senior Secured Series A Note due 2002                      $   986,000    10/31/96       960,758       986,000       493,000
  12% Senior Secured Series B Note due 2004                        $ 1,098,000    10/31/96     1,155,206     1,007,643       549,000
  Membership Interests (B)                                              5 int.    10/31/96       264,080       228,524        33,010
  Warrant, exercisable until 2004, to purchase                          3 int.    10/31/96            --       109,800            --
  Membership Interests at $.01 per interest (B)                                               ----------    ----------    ----------
                                                                                               3,897,229     3,859,876     1,838,964
                                                                                              ----------    ----------    ----------
Adventure Entertainment Corporation
An owner and operator of themed family
entertainment centers
  7% Redeemable Series B Preferred Stock                            1,746 shs.    10/31/97       170,197     1,691,286     1,690,440
  Warrant, exercisable until 2005, to purchase                      6,447 shs.    10/31/97            64        25,005            64
  Class A Common Stock at $.01 per share (B)                                                  ----------    ----------    ----------
                                                                                                 170,261     1,716,291     1,690,504
                                                                                              ----------    ----------    ----------
Ammirati & Puris, Inc.
An advertising agency that specializes in
representing a limited number of large and high
quality clients
  14% Senior Secured Note due 1998                                 $   583,334    11/23/93       571,434       583,334       587,184
                                                                                              ----------    ----------    ----------
Ardent Software, Inc.
A manufacturer and distributor of database management software
  Common Stock (B)                                                  83,770 shs.   12/14/95       251,310       686,750       837,700
                                                                                              ----------    ----------    ----------
Associated Vintage Group, Inc.
A provider of custom wine production services in
the United States
  11% Senior Subordinated Note due 2005                            $ 3,335,000    3/19/97      3,274,636     3,187,682     3,401,033
  Common Stock (B)                                                  31,350 shs.   3/19/97        123,750       165,000       123,751
  Warrant, exercisable until 2005, to purchase                      94,107 shs.   3/19/97         94,107       173,346        94,107
  common stock at $.01 per share (B)                                                          ----------    ----------    ----------
                                                                                               3,492,493     3,526,028     3,618,891
                                                                                              ----------    ----------    ----------

--------------------------------------------------------------------------------

September 30, 1998
(Unaudited)

                                                         Shares, Units,
                                                          Warrants or                        Fair Value                 Fair Value
                                                          Principal         Acquisition    at Acquisition     Cost      at 9/30/98
Corporate Restricted Securities  (A) (Continued)            Amount              Date            Date        (Note 2B)   (Note 2A)
                                                         ------------       -----------    --------------   ---------   ----------
Averstar, Inc.
A provider of software systems, services and products
to a variety of information technology users
  Senior Floating Rate Revolving Term Note            $   1,252,211            8/31/95       $1,252,211    $1,252,211    $1,252,212
  due 2002
  13% Senior Subordinated Note due 2002               $     799,318            8/31/95            8,135       721,855       844,479
  Class A Common Stock (B)                              13,453 shs.            8/31/95           15,799        18,384        33,901
  Class B Common Stock (B)                              37,200 shs.            8/31/95           43,689        50,837        93,744
  Class G Common Stock (B)                              96,846 shs.            8/31/95          113,733       104,000       244,051
  Class A Common Stock of I E S Holdings (B)             2,941 shs.            2/27/98               --            --            --
  Class B Common Stock of I E S Holdings (B)             8,134 shs.            2/27/98               --            --            --
  Warrants of I E S Holdings (B)                        21,176 shs.            2/27/98               --            --            --
                                                                                             ----------    ----------    ----------
                                                                                              1,433,567     2,147,287     2,468,387
                                                                                             ----------    ----------    ----------
Beta Brands, Inc. - T.S.E
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market
  Senior Secured Revolving Credit note due 2005       $      46,479           12/23/97           46,479        46,479        46,479
  Senior Secured Tranche A Floating Rate Note         $   2,294,000           12/23/97        2,273,813     2,294,000     2,275,877
  due 2004
  14.75% Senior Secured Tranche B Note due 2005       $     664,510           12/23/97          691,090       664,510       691,090
  Limited Partnership Interests of CM Equity           811,168 int.           12/22/97          648,934       811,168       648,934
  Partners (B)
  Warrant, exercisable until 2005, to purchase         214,419 shs.           12/23/97            2,144            --         2,144
  common stock at $.81 per interest (B)                                                      ----------    ----------    ----------
                                                                                              3,662,460     3,816,157     3,664,524
                                                                                             ----------    ----------    ----------
C&K Manufacturing and Sales Company
A manufacturer and distributor of branded packaging
and supply products
  Senior Secured Floating Rate Revolving Credit       $     651,700            8/29/96          651,700       651,700       325,850
  Facility due 2002
  Senior Secured Series A Floating Rate Term          $   2,343,234            8/29/96        2,318,161     2,343,234     1,171,617
  Note due 2002
  12% Series B Term Note due 2004                     $     533,000            8/29/96          524,738       510,937       266,500
  Membership Interests (B)                                 266 int.            8/29/96          212,800       196,601        26,600
  Warrant, exercisable until 2004, to purchase              16 int.            8/29/96                1        26,650            --
  Membership Interests at $.01 per interest (B)                                              ----------    ----------    ----------
                                                                                              3,707,400     3,729,122     1,790,567
                                                                                             ----------    ----------    ----------
Cains Foods, L.P.
A producer of mayonnaise, sauce and pickle products
for both the retail and food service markets
  Senior Secured Floating Rate Revolving Credit       $     540,540            9/29/95          540,540       540,540       533,838
  Note due 2000
  10% Senior Secured Term Note due 2004               $   1,297,296            9/29/95        1,297,296     1,297,296     1,311,696
  11.5% Senior Subordinated Note due 2004             $     945,945            9/29/95          895,706       909,222       966,377
  8% Junior Subordinated Convertible Note due         $     108,108            9/29/95          108,108       108,108       134,086
  2004, convertible into partnership points at
  $1,388.89 per point
  Warrant, exercisable until 2006, to purchase              39 pts.            9/29/95           50,261        50,261        62,856
  partnership points at $.01 per point (B)                                                   ----------    ----------    ----------
                                                                                              2,891,911     2,905,427     3,008,853
                                                                                             ----------    ----------    ----------

--------------------------------------------------------------------------------
8

September 30, 1998
(Unaudited)

                                                                Shares, Units,
                                                                 Warrants or                 Fair Value                   Fair Value
                                                                 Principal    Acquisition  at Acquisition      Cost       at 9/30/98
Corporate Restricted Securities: (A) (Continued)                  Amount         Date          Date         (Note 2B)     (Note 2A)
                                                                ------------- -----------  --------------   ---------     ----------
Capitol Vial, Inc.
A producer of plastic vial containers.
  19% Senior Subordinated Note due 2004                      $   3,659,874     12/30/97     $3,583,017     $3,659,874     $3,613,760
  Common Stock (B)                                                 66 shs.     12/30/97            263            328            263
                                                                                            ----------     ----------     ----------
                                                                                             3,583,280      3,660,202      3,614,023
                                                                                            ----------     ----------     ----------

Catalina Lighting, Inc. - N.Y.S.E
A designer, importer and distributor of residential
and office lighting fixtures
  8% Convertible Subordinated Note due 2002,                 $   1,500,000     3/31/94       1,420,050      1,500,000      1,354,800
  convertible into common stock at $7.31 per share                                          ----------     ----------     ----------

Chaparral Resources, Inc. - O.T.C
An international oil and gas exploration and
production company
  Common Stock (B)                                              9,838 shs.     12/3/97           6,395          6,395         11,344
                                                                                            ----------     ----------     ----------
Coast Distribution System, The - A.S.E
A wholesale distributor of recreational vehicle and
marine parts and accessories
  11.2% Senior Subordinated Secured Note                     $     116,750     6/26/89         120,474        116,750        107,363
  due 1999                                                                                  ----------     ----------     ----------

Consumer Product Enterprises, Inc.
A manufacturer of colored acrylic felt for
consumer use
  Senior Secured Floating Rate Revolving Credit              $     146,110     12/8/95         146,110        146,110        144,723
  Notes due 2000
  10.75% Senior Secured Term Note due 2003                   $   1,214,205     12/8/95       1,226,772      1,214,205      1,216,391
  12% Senior Subordinated Note due 2005                      $     800,575     12/8/95         803,858        763,671        796,412
  Common Stock (B)                                            184,560 shs.     12/8/95         138,420        184,560        138,420
  Warrant, exercisable until 2005, to purchase                138,420 shs.     12/8/95           1,384         50,853          1,384
  common stock at $.01 per share (B)                                                        ----------     ----------     ----------
                                                                                             2,316,544      2,359,399      2,297,330
                                                                                            ----------     ----------     ----------
Control Devices, Inc. - O.T.C
A producer of high quality electromechanical circuit
protector devices and photo-optic sensors
  Common Stock (B)                                            290,332 shs.      *               43,737         26,242      3,171,881
                                                                                            ----------     ----------     ----------
D&K Healthcare Resources, Inc. -  O.T.C
A wholesale pharmaceutical distribution  company
  Common Stock (B)                                            265,489 shs.    12/29/87         875,000        875,000      4,539,869
                                                                                            ----------     ----------     ----------
Dealer Solutions Holdings, Inc.
A vertical application software company
  Convertible Preferred Stock (B)                             222,222 shs.     5/12/98         500,000        500,000        400,000
  Warrant to purchase common stock at $.01                     43,111 shs.     5/12/98              --             --            431
  per share (B)                                                                             ----------     ----------     ----------
                                                                                               500,000        500,000        400,431
                                                                                            ----------     ----------     ----------

(*) 7/29/94 and 10/8/96.

--------------------------------------------------------------------------------

September 30, 1998
(Unaudited)

                                                             Shares, Units,
                                                              Warrants or                   Fair Value                Fair Value
                                                               Principal     Acquisition   at Acquisition    Cost     at 9/30/98
Corporate Restricted Securities: (A) (Continued)                Amount          Date            Date       (Note 2B)  (Note 2A)
                                                             -------------   -----------   --------------  ---------  ----------

Delta Beverage Group, Inc.
A Pepsi soft drink bottler.
 Common Stock (B)                                                 966 shs.      3/8/88    $  181,486     $ 2,006,380   $   198,118
                                                                                          ----------     -----------   -----------

Diversco, Inc./DHI Holdings, Inc.
A contract provider of janitorial and equipment
maintenance services and temporary production
labor to industrial customers.
 12% Senior Subordinated Note due 2006                        $  2,814,000     8/28/98     2,799,086       2,558,689     2,811,187
 Membership Interests of DHI  Holdings, Inc. (B)                7,341 int.     8/27/98       587,272         734,090       587,272
 Warrant, exercisable to 2003 & 2006, to purchase               3,627 int.           *            36         403,427            36
 Membership Interests at $.01 per interest (B)
                                                                                          ----------     -----------   -----------
                                                                                           3,386,394       3,696,206     3,398,495
                                                                                          ----------     -----------   -----------

Eagle Pacific Industries, Inc. - O.T.C
An extruder of small and medium diameter plastic
pipe and tubing in the United States
 8% Redeemable Convertible Preferred Stock,                     3,300 shs.     5/9/97      3,286,140       3,300,000     3,397,020
 convertible into common stock at $4.26 per share                                         ----------     -----------   -----------

Evans Consoles, Inc.
A designer and manufacturer of consoles and control
center systems
 Senior Secured Tranche A Floating Rate Note                  $  1,280,000     3/2/98      1,270,272       1,280,000     1,271,040
 due 2005
 8.85% Senior Secured Tranche A Note due 2005                 $  1,280,000     3/2/98      1,192,192       1,280,000     1,213,184
 11.75% Senior Secured Tranche B Note due 2006                $    700,000     3/2/98        743,750         592,535       752,430
 Common Stock (B)                                              26,906 shs.         **         75,600          94,880        75,601
 Limited Partnership Interests of CM Equity                     1,264 int.         **        101,156         126,445       101,156
 Partners (B)
 Warrant, exercisable until 2006, to purchase                  34,783 shs.     3/2/98            348         112,000           348
 common stock at $.01 per share (B)
                                                                                          ----------     -----------   -----------
                                                                                           3,383,318       3,485,860     3,413,759
                                                                                          ----------     -----------   -----------

Fleming Acquisition Corporation
A supplier of high-quality, premium printed
labels for distilled spirits, wine, food and
household products
 Common Stock (B)                                                 545 shs.     4/28/95     1,231,111         272,500        27,991
 Warrant, exercisable until 2005, to purchase                     380 shs.     4/28/95        98,235         170,455        19,501
 common stock at $.01 per share (B)
 Incentive Warrant, exercisable from 1998 until                    19 shs.     4/28/95         3,339           2,273           985
 2000, to purchase common stock at $.01 per share (B)
                                                                                          ----------     -----------   -----------
                                                                                           1,332,685         445,228        48,477
                                                                                          ----------     -----------   -----------

 * 10/24/96 and 8/28/98.
**2/11/98 and 4/8/98.

--------------------------------------------------------------------------------
10

September 30, 1998
(Unaudited)

                                                              Shares, Units,
                                                                Warrants or                  Fair Value                 Fair Value
                                                                 Principal    Acquisition  at Acquisition     Cost      at 9/30/98
Corporate Restricted Securities: (A) (Continued)                  Amount         Date           Date        (Note 2B)    (Note 2A)
                                                              --------------  -----------  --------------   --------    ----------
Golden Bear Oil Specialties
A manufacturer of asphalt and specialty lubricating
and processing oils.
 17% Senior Subordinated Note due 2005                          $3,236,684      7/18/97     $3,267,757     $3,170,245   $3,218,559
 12% Series A Convertible Preferred Stock                         252 shs.      6/19/98        251,770        251,768      248,950
 12% Preferred Stock                                              311 shs.      7/18/97         31,491        311,111      161,995
 Common Stock (B)                                              20,800 shs.      7/18/97         86,738         77,840          208
 Warrant, exercisable until 2005, to purchase                  23,333 shs.      7/18/97            233         69,999          233
 common stock at $.001 per share (B)
 Warrant, exercisable until 2010, to purchase                  17,111 shs.      7/18/97            171             --          171
 common stock at $.001 per share (B)
                                                                                            ----------     ----------   ----------
                                                                                             3,638,160      3,880,963    3,630,116
                                                                                            ----------     ----------   ----------

Grand Lyon Enterprises LLC
A manufacturer and marketer of Grand Lyon
Bordeaux Ketchup
 Limited Liability Interests (B)                                2,203 int.      5/15/98        220,347        220,347      198,312
                                                                                            ----------     ----------   ----------

Hartzell Manufacturing, Inc.
A provider of contract engineering, manufacturing,
and assembly services for a variety of industrial
manufacturing companies
 12.5% Senior Subordinated note due 2005                        $2,626,300      4/18/97      2,659,129      2,348,366    2,680,139
 Common Stock (B)                                              70,968 shs.      4/18/97        601,074        801,438      601,075
 Warrant, exercisable until 2005, to purchase                  33,379 shs.      4/18/97          3,338        315,156        3,338
 common stock at $.01 per share (B)
                                                                                            ----------     ----------   ----------
                                                                                             3,263,541      3,464,960    3,284,552
                                                                                            ----------     ----------   ----------

Highland Homes Holdings, Inc.
A single family home builder operating in the
Dallas-Fort Worth and Atlanta areas
 12.75% Senior Note due 1999                                    $1,500,000      11/18/93     1,485,150      1,490,826    1,535,400
                                                                                            ----------     ----------   ----------

Hudson River Capital, LLC
Acquires controlling or substantial interests in
manufacturing and marketing entities
 Series A Preferred Units (B)                                  88,730 uts.      7/21/94        787,305        570,981      842,935
                                                                                            ----------     ----------   ----------

Hussey Seating Company
A manufacturer of spectator seating products
Senior Secured Floating Rate Revolving Note                        450,000      6/12/96        445,589        450,000      450,000
due 2003
 Senior Secured Floating Rate Note due 2003                     $  675,000      6/12/96        668,318        675,000      675,000
 10% Senior Secured Note due 2003                               $  675,000      6/12/96        657,180        675,000      675,000
 12% Subordinated Secured Note due 2006                         $1,350,000      6/12/96      1,327,320      1,159,877    1,479,600
 Warrant, exercisable until 2006, to purchase                   3,553 shs.      6/12/96             36        225,000      342,058
 common stock at $.01 per share (B)
                                                                                            ----------     ----------   ----------
                                                                                             3,098,443      3,184,877    3,621,658
                                                                                            ----------     ----------   ----------

--------------------------------------------------------------------------------

September 30, 1998
(Unaudited)

                                                               Shares, Units,
                                                                Warrants or                    Fair Value              Fair Value
                                                                 Principal    Acquisition   at Acquisition    Cost     at 9/30/98
Corporate Restricted Securities: (A) (Continued)                  Amount          Date           Date       (Note 2B)   (Note 2A)
                                                               -------------- -----------   --------------  ---------  -----------
Iron Mountain Inc. - O.T.C.
A records management company.
 Common Stock (B)                                               7,075 shs.       6/26/98     $       --    $  135,236    $  191,025
                                                                                             ----------    ----------    ----------

Jackson Products, Inc.
Manufactures and distributes a variety of industrial
and highway safety products
 Common Stock (B)                                                 434 shs.       8/16/95         43,426        43,426       178,220
 Warrant, exercisable until 2005, to purchase                   1,999 shs.       8/16/95        199,735       199,735       820,365
 common stock at $.01 per share (B)
                                                                                             ----------    ----------    ----------
                                                                                                243,161       243,161       998,585
                                                                                             ----------    ----------    ----------
Kappler Safety Group, Inc.
A manufacturer of protective apparel for the
industrial/safety, clean room and healthcare markets
 13% Senior Subordinated Note due 2004                          $3,333,000       12/2/96      3,383,995     3,073,651     3,384,995
 Warrant, exercisable until 2004, to purchase                  57,418 shs.       12/2/96         57,418       333,300       104,271
 common stock at $.01 per share (B)
                                                                                             ----------    ----------    ----------
                                                                                              3,441,413     3,406,951     3,489,266
                                                                                             ----------    ----------    ----------
Latin Communications Group
An operator of Spanish-language media in
North America
 5% Subordinated Note due 2005                                  $   46,594       2/4/98          32,616        33,517        33,478
 Common Stock (B)                                              89,836 shs.            *         638,887       826,484       898,360
                                                                                             ----------    ----------    ----------
                                                                                                671,503       860,001       931,838
                                                                                             ----------    ----------    ----------
Lloyd's Barbecue Company
A manufacturer and marketer of packaged barbecue
meats and related products
 18% Senior Subordinated Note due 2006                         $ 1,726,615       9/30/97      1,726,615     1,726,615     1,812,945
 Membership Interests of LFPI Mainstreet (B)                   18,725 uts.       9/30/97      1,870,300     1,872,742     1,685,250
                                                                                             ----------    ----------    ----------
                                                                                              3,596,915     3,599,357     3,498,195
                                                                                             ----------    ----------    ----------
Louis Dreyfus Natural Gas Corporation - A.S.E
An independent oil and gas company engaged
principally in the acquisition, development and
management of oil and gas properties
 Warrant, exercisable until 2004, to purchase                 103,342 shs.       12/27/91        49,714        38,712        10,334
                                                                                             ----------    ----------    ----------
 common stock at $17.81 per share (B)

Maloney Industries, Inc.
Engineers and manufactures process systems for
the oil and gas industry
 13% Subordinated Note due 2004                              $   2,025,000       10/26/95     2,378,250     2,025,000     2,200,973
 Limited Partnership Interests (B)                                568 uts.       10/20/95       506,250       677,832       570,141
 Limited Partnership Interests of APS Growth                      671 uts.        9/28/98       682,583       800,000       803,016
 LLC (B)
 Warrant, exercisable until 2004, to purchase                     297 uts.       10/26/95           297            --       297,816
 Limited Partnership Interests at $.01 per unit (B)
                                                                                             ----------    ----------    ----------
                                                                                              3,567,380     3,502,832     3,871,946
                                                                                             ----------    ----------    ----------

*2/14/95, 12/1/95, 2/27/96 and 2/4/98.

--------------------------------------------------------------------------------
12

September 30, 1998
(Unaudited)

                                                              Shares, Units,
                                                                Warrants or                    Fair Value                Fair Value
                                                                Principal     Acquisition   at Acquisition    Cost       at 9/30/98
Corporate Restricted Securities: (A) (Continued)                 Amount          Date            Date       (Note 2B)    (Note 2A)
                                                              --------------  -----------   --------------  ---------    ----------
Maxtec International Corp.
A manufacturer and distributor of precision test
and measurement equipment and overhead crane
control systems.
 Senior Floating Rate Revolving Credit Facility                  $    329,668    6/28/95     $  329,668    $  329,668    $  329,668
 due 2001
 Common Stock (B)                                                  76923 shs.    6/28/95        192,115       230,769       207,692
 Warrant, exercisable from 1998 until 2005, to                    39,563 shs.    6/28/95         98,581       171,429        39,563
 purchase common stock at $.01 per share (B)
                                                                                             ----------    ----------    ----------
                                                                                                620,364       731,866       576,923
                                                                                             ----------    ----------    ----------

Mercury Computer Systems - O.T.C
A designer, manufacturer and marketer of high
performance computer systems for computationally-
intense scientific and engineering applications
 Common Stock (B)                                                393,750 shs.   12/31/87      1,171,564     1,181,250     5,844,746
                                                                                             ----------    ----------    ----------

Merit Industries, Inc.
A designer and manufacturer of coin-operated video
and dart games
 12% Senior Sub Note due 2006                                    $  2,516,293    8/19/98      2,469,238     2,331,715     2,480,310
 Limited Partnership Interest                                    983,707 int.    8/12/98        885,336       927,543       885,336
 Warrants, exercisable until 2006, to purchase                     1,855 int.    8/19/98             19       185,411            19
 Limited Partnership interests at $.01 per share (B)
                                                                                             ----------    ----------    ----------
                                                                                              3,354,593     3,444,669     3,365,665
                                                                                             ----------    ----------    ----------

N2K, Inc. - O.T.C
A music entertainment company which uses the
internet as a global platform for the promoting
and merchandising of music and related merchandise
 Warrant, exercisable until 2004, to purchase                     27,777 shs.     8/6/97            278            --         2,778
 common stock at $12 per share (B)                                                           ----------    ----------    ----------


Nu Horizons Electronics Corp. - O.T.C
A distributor of high technology active and passive
electronic devices
 8.25% Convertible Subordinated Note due 2002,                   $  1,411,800    8/31/94      1,425,918     1,411,800     1,518,250
 convertible into common stock at $9 per share                                               ----------    ----------    ----------

Olympic Boat
An operator of boat dealerships in Washington
State and British Columbia
 12% Senior Subordinated Note due 2006                           $  2,774,000     8/7/98      2,764,568     2,425,118     2,771,226
 Limited Partnership Interest (B)                                826,046 int.     8/7/98        743,441       738,385       743,442
 Warrant, exercisable until 2007, to purchase                     25,793 int.     8/7/98            258       350,400           258
 Limited Partnership Interests at $.01 per interest (B)
                                                                                             ----------    ----------    ----------
                                                                                              3,508,267     3,513,903     3,514,926
                                                                                             ----------    ----------    ----------

--------------------------------------------------------------------------------

September 30, 1998
(Unaudited)

                                                             Shares, Units,
                                                              Warrants or                  Fair Value                  Fair Value
                                                               Principal   Acquisition   at Acquisition    Cost        at 9/30/98
Corporate Restricted Securities: (A) (Continued)                Amount        Date           Date         (Note 2B)    (Note 2A)
                                                             ------------  -----------   --------------   --------     ----------
PAR Acquisition Corp.
A manufacturer of fuel handling systems for nuclear
power plants and hazardous waste.
  14.5% Senior Subordinated Note due 2000                  $     525,000     2/5/93       $  524,160     $  525,000     $  525,000
  8% Convertible Preferred Stock due 2001,                   83,333 shs.     2/5/93          166,667        166,667        293,333
  convertible into common stock at $2 per share
  Common Stock (B)                                          133,333 shs.     2/5/93          333,333        333,333        469,333
                                                                                          ----------     ----------     ----------
                                                                                           1,024,160      1,025,000      1,287,666
                                                                                          ----------     ----------     ----------
Pharmaceutical Buyers, Inc.
A group purchasing organization which specializes in
arranging and negotiating contracts for the purchase
of pharmaceutical goods and medical equipment
  10.5% Senior Secured Note due 2005                       $     725,625     11/30/95        756,174        725,625        761,689
  10.5% Senior Secured Convertible Note due                $     195,000     11/30/95        205,335        195,000        223,665
  2005, convertible into common stock at
  $50,000 per share
  Common Stock                                                    7 shs.     11/30/95        227,812        337,500        200,506
                                                                                          ----------     ----------     ----------
                                                                                           1,189,321      1,258,125      1,185,860
                                                                                          ----------     ----------     ----------
Plastipak Packaging, Inc.
A manufacturer of plastic containers
  10.64% Senior Subordinated Note due 2006                 $   3,500,000     10/25/96      3,403,750      3,422,919      3,585,050
  Warrant, exercisable until 2006, to purchase                   97 shs.     10/25/96         55,599         93,625         72,141
  common stock at $.01 per share (B)
                                                                                          ----------     ----------     ----------
                                                                                           3,459,349      3,516,544      3,657,191
                                                                                          ----------     ----------     ----------
Playcore, Inc. - A.S.E
A manufacturer and distributor of home playground
equipment and accessories
  12% Subordinated Note due 2005                           $   3,125,000     3/13/97       2,585,000      2,521,354      2,830,312
  Limited Partnership Interests of Green Grass               81,548 uts.     3/13/97         293,573        417,728        256,876
  Capital II, LLC (B)
  Warrant, exercisable until 2005, to purchase              148,044 uts.     3/13/97         531,774        680,722        465,154
  Limited Partnership Interests of Green Grass
  Capital II, LLC at $.01 per unit (B)                                                    ----------     ----------     ----------
                                                                                           3,410,347      3,619,804      3,552,342
                                                                                          ----------     ----------     ----------
Precision Dynamics, Inc.
A manufacturer of custom-designed solenoid
valves and controls
  Senior Secured Floating Rate Revolving Credit                  782,400     7/22/96         774,654        782,400        776,531
  Facility due 2003
  Senior Secured Floating Rate Term Note due 2003          $   2,608,000     7/22/96       2,582,442      2,608,000      2,591,048
  12% Senior Secured Term Note due 2004                    $     489,000     7/22/96         482,545        408,103        508,511
  8% Preferred Stock                                            232 shs.     7/22/96         220,231        231,822        194,019
  Common Stock (B)                                              599 shs.     7/22/96          21,699         28,978         19,907
  Warrant, exercisable until 2004, to purchase                  322 shs.     7/22/96               3         97,800         10,714
  common stock at $.01 per share (B)
                                                                                          ----------     ----------     ----------
                                                                                           4,081,574      4,157,103      4,100,730
                                                                                          ----------     ----------     ----------

--------------------------------------------------------------------------------
14

September 30, 1998
(Unaudited)

                                                              Shares, Units,
                                                                Warrants or                 Fair Value                 Fair Value
                                                                Principal    Acquisition  at Acquisition    Cost       at 9/30/98
Corporate Restricted Securities: (A) (Continued)                 Amount         Date          Date        (Note 2B)    (Note 2A)
                                                              -------------- -----------  --------------  ---------    ----------
Process Chemicals, LLC
A platform company used by C3 Chemical Ventures
to acquire specialty chemical and mineral companies
  6% Redeemable Preferred Membership Interests                20,000 int.     7/31/97     $1,967,600     $1,950,839     $2,016,800
  Common Membership Interests (B)                                  9 int.     7/31/97             23             25             23
                                                                                          ----------     ----------     ----------
                                                                                           1,967,623      1,950,864      2,016,823
                                                                                          ----------     ----------     ----------
Protein Genetics, Inc.
A producer of bovine artificial insemination
products, breeding and healthcare products and
related specialty genetics sold to the dairy and
beef industries
  11.67% Senior Secured Note due 2004                       $   1,200,000     8/12/94      1,184,160      1,200,000        840,000
  11.51% Junior Secured Note due 1999                       $     600,000     8/12/94        587,280        600,000        360,000
  9.8% Redeemable Exchangeable Preferred Stock                10,000 shs.     8/12/94        847,900      1,000,000        250,000
  Common Stock (B)                                             1,492 shs.     8/12/94             15             --            149
                                                                                          ----------     ----------     ----------
                                                                                           2,619,355      2,800,000      1,450,149
                                                                                          ----------     ----------     ----------
RailTex, Inc. - O.T.C
An operator of short-line railroads in the
Midwest, West and Canada
  12% Senior Subordinated  Note due 2002                    $   1,500,000     2/16/93      1,599,150      1,500,000      1,629,300
  Common Stock (B)                                            35,500 shs.     2/16/93        340,800        340,800        396,269
                                                                                          ----------     ----------     ----------
                                                                                           1,939,950      1,840,800      2,025,569
                                                                                          ----------     ----------     ----------
Rent-Way, Inc. - O.T.C
Operates rent-to-own stores in Ohio, Pennsylvania
and New York
  Warrant, exercisable until 2002, to purchase                20,000 shs.     7/18/95            200             --        286,494
  common stock at $9.94 per share (B)                                                     ----------     ----------     ----------

Sharp International Corp.
A designer and distributor of wrist watches,
clocks, pens and mechanical pencils
  11% Subordinated Debenture due 2006                       $   2,200,000     7/10/98      2,108,260      2,169,743      2,110,460
  Warrants, exercisable until 2006, to purchase               35,528 shs.     7/10/98            355         30,171            355
  common stock at $.01 per share (B)
                                                                                          ----------     ----------     ----------
                                                                                           2,108,615      2,199,914      2,110,815
                                                                                          ----------     ----------     ----------
Star International Holdings, Inc.
A manufacturer of commercial cooking appliances
  9.65% Senior Secured Note due 2004                        $   1,352,239     5/27/94      1,352,239      1,352,239      1,375,768
  10.5% Subordinated Note due 2004                          $     716,418     5/27/94        716,418        716,418        724,585
  Common Stock (B)                                             4,310 shs.     5/27/94        259,735        259,735        149,188
  Warrant, exercisable until 2004, to purchase                 3,224 shs.     5/27/94             32             --        111,567
  common stock at $.01 per share (B)
                                                                                          ----------     ----------     ----------
                                                                                           2,328,424      2,328,392      2,361,108
                                                                                          ----------     ----------     ----------
Supreme Industries, Inc. - A.S.E
A manufacturer of modular homes and truck bodies
  Common Stock (B)                                           578,533 shs.           *      1,323,282      1,243,471      5,011,542
                                                                                          ----------     ----------     ----------

(*)5/23/79, 12/15/95 and 6/9/96.
--------------------------------------------------------------------------------

September 30, 1998
(Unaudited)

                                                              Shares, Units,
                                                                Warrants or                 Fair Value                 Fair Value
                                                                Principal    Acquisition  at Acquisition  Cost         at 9/30/98
Corporate Restricted Securities: (A) (Continued)                  Amount        Date         Date        (Note 2B)      (Note 2A)
                                                              -------------- -----------  -------------- ---------     ----------
Tidewater Holdings, Inc.
An operator of a barge transportation line on
the Columbia/Snake River system.
  12.5% Senior Subordinated Note due 2006                     $   2,380,000    7/25/96    $2,388,092    $2,339,426    $2,475,200
  Convertible Preferred Stock, convertible into                  1,120 shs.    7/25/96     1,008,000     1,120,000       749,408
  common stock at $1,000 per share (B)
  Warrant, exercisable until 2008, to purchase                     474 shs.    7/25/96            43        48,216       316,995
  common stock at $.01 per  share (B)
                                                                                          ----------    ----------    ----------
                                                                                           3,396,135     3,507,642     3,541,603
                                                                                          ----------    ----------    ----------
TransMontaigne Oil Company - A.S.E
An independent petroleum products marketing
company
  12.75% Senior Subordinated Debenture due 2000               $   1,200,000    3/28/91     1,274,280     1,187,357     1,241,040
  Common Stock (B)                                             258,720 shs.          *       400,000       798,595     3,051,292
  Warrant, exercisable until 2001, to purchase                  74,606 shs.    3/28/91         7,461        42,000       651,586
  common stock at $3.60 per share (B)
                                                                                          ----------    ----------    ----------
                                                                                           1,681,741     2,027,952     4,943,918
                                                                                          ----------    ----------    ----------
The Tranzonic Companies
A producer of commercial and industrial supplies,
such as safety products, janitorial supplies, work
apparel, washroom and restroom supplies and
sanitary care products
  12.5% Senior Subordinated Note due 2006                     $   2,712,000    2/4/98      2,762,172     2,360,634     2,783,598
  Common Stock (B)                                                 630 shs.    2/4/98        567,000       630,000       567,000
  Warrants to purchase shares of class B                           444 shs.    2/4/98              4       368,832             4
  common stock at .01 per share (B)
                                                                                          ----------    ----------    ----------
                                                                                           3,329,176     3,359,466     3,350,602
                                                                                          ----------    ----------    ----------
Trend Technologies, Inc.
A manufacturer and assembler of plastic injection
molded parts
  12% Subordinated Note due 2005                              $   2,513,500    3/21/97     2,592,675     2,510,566     2,513,500
  Limited Partnership Interests of Riverside V                   5,359 uts.         **       655,759       591,115       655,760
  Holding Company L.P.
  Limited Partnership Interests of Riverside V-A                11,467 uts.         **     1,485,581     1,264,026     1,137,624
  Holding Company L.P.
  Warrant, exercisable until 2005, to purchase                   3,131 uts.    3/21/97         3,131         3,131         3,131
  Limited Partnership Interests at $.01 per unit (B)
                                                                                          ----------    ----------    ----------
                                                                                           4,737,146     4,368,838     4,310,015
                                                                                          ----------    ----------    ----------
Tridex Corp. - O.T.C
A designer and manufacturer of point-of-sale monitors
and keyboards used by retailers and restaurants
  12% Senior Subordinated Note due 2005                       $   3,000,000    4/17/98        30,000     3,000,000     2,935,500
  Common Stock (B)                                              71,429 shs.    4/17/98       500,003       500,003       225,001
  Warrant, exercisable until 2005, to purchase                  95,709 shs.    4/17/98            --            --         9,571
  common stock at $7 per share (B)
                                                                                          ----------    ----------    ----------
                                                                                             530,003     3,500,003     3,170,072
                                                                                          ----------    ----------    ----------

  * 3/28/91, 12/18/91, 9/30/92, 9/30/93, 9/30/94, 3/31/95 and 5/9/95.
 ** 3/21/97, 10/16/97 and 11/19/97.
--------------------------------------------------------------------------------
16

September 30, 1998
(Unaudited)

                                                          Shares, Units,
                                                            Warrants or                  Fair Value                   Fair Value
                                                            Principal    Acquisition   at Acquisition      Cost       at 9/30/98
Corporate Restricted Securities: (A) (Continued)             Amount         Date            Date         (Note 2B)     (Note 2A)
                                                          -------------  -----------   --------------    ---------    ----------
Truseal Technologies,   Inc.
A manufacturer of sealant systems for the
North American window and door market.
  12.25% Senior Subordinated Note due 2006               $   2,675,000    6/23/97     $  2,733,315    $  2,329,446    $  2,782,000
  Limited Partnership Interests (B)                         8,246 uts.    6/17/97          742,140         824,661         742,140
  Warrant, exercisable until 2006, to purchase              1,258 uts.    6/23/97               13         376,932              13
  Limited Partnership Interests at  $.01 per unit (B)
                                                                                      ------------    ------------    ------------
                                                                                         3,475,468       3,531,039       3,524,153
                                                                                      ------------    ------------    ------------
U.S. Netting, Inc.
A manufacturer of plastic netting for a wide
variety of industries
  11% Senior Secured Note due 2005                       $   1,443,823     5/3/95        1,596,579       1,443,823       1,501,288
  12% Subordinated Note due 2005                         $     652,050     5/3/95          733,622         623,769         692,673
  Common Stock (B)                                          4,911 shs.     5/3/95          162,652         391,230          26,166
  Warrant, exercisable until 2005, to purchase              2,795 shs.     5/3/95           92,549          35,923          14,869
  common stock at $.01 per share (B)
                                                                                      ------------    ------------    ------------
                                                                                         2,585,402       2,494,745       2,234,996
                                                                                      ------------    ------------    ------------
U.S. Silica Company
A producer of high grade industrial and specialty
ground silica sands in North America
  Redeemable Preferred Stock Series A (B)                  42,001 shs.   12/19/96          291,673         388,898         291,672
  Convertible Preferred Stock Series B,                    84,002 shs.   12/19/96          583,352         777,802         583,343
  convertible into Series B common stock at
  $9.26 per share (B)
  Warrant, exercisable until 2005, to purchase              6,481 uts.   12/19/96           12,963             130           4,141
  Series A Preferred Stock and Series B Preferred
  Stock at $.01 per unit (B)                                                          ------------    ------------    ------------
                                                                                           887,988       1,166,830         879,156
                                                                                      ------------    ------------    ------------
Victory Ventures, LLC
Acquires controlling or substantial interests in
other entities
  Series A Preferred Units (B)                             11,270 uts.    12/2/96           12,701          57,101          22,540
                                                                                      ------------    ------------    ------------
Vitex Packaging, Inc.
A manufacturer of specialty packaging, primarily
envelopes and tags used on tea bags
  Senior Secured Floating Rate Revolving Credit          $     800,476     1/2/98          794,072         800,477         794,793
  Facility due 2003
  Senior Secured Floating Rate Term Note due 2005        $   2,184,000     1/2/98        2,166,746       2,184,000       2,168,712
  12% Senior Secured Tranche B Note due 2007             $     672,000     1/2/98          678,787         621,600         682,147
  Limited Partnership Interests of Riverside VI           323,782 int.   12/30/97            2,590         300,443         259,025
  Holding Company L.P.
  Warrant, exercisable until 2007, to purchase                 89 shs.     1/2/98                1          50,402               1
  common stock at $.01 per share (B)
                                                                                      ------------    ------------    ------------
                                                                                         3,642,196       3,956,922       3,904,678
                                                                                      ------------    ------------    ------------

    Sub-total Private Placement Investments                                           $124,387,740     133,741,181     145,313,956
                                                                                      ------------    ------------    ------------

--------------------------------------------------------------------------------

September 30, 1998
(Unaudited)

                                                                                       Shares or                     Market Value
                                                               Interest     Due        Principal          Cost        at 9/30/98
Rule 144A Securities: 9.08% (A)                                  Rate       Date         Amount         (Note 2B)      (Note 2A)
                                                               --------   --------    ------------    ------------   -------------
Bonds - 5.24%
 Atlantic Coast Airlines Inc.                                   8.750%    01/01/07    $   554,252     $   554,252     $   565,648
 Bell Sports, Inc.                                             11.000     08/15/08        400,000         400,000         384,000
 Brand Scaffold Services                                       10.250     02/15/08        400,000         382,510         372,000
 Building Materials Corp.                                       7.750     07/15/05        175,000         169,761         170,625
 Climachem, Inc.                                               10.750     12/01/07        175,000         168,019         168,000
 Cuddy International Corp.                                     10.750     12/01/07        525,000         517,535         456,750
 DeCrane Aircraft                                              12.000     09/30/08        700,000         700,000         703,500
 Derby Cycle Corp.                                             10.000     05/15/08        650,000         650,000         598,000
 Doe Run Resources Corp.                                       11.250     03/15/05        300,000         300,000         247,500
 Great Lakes Dredge & Dock Corp.                               11.250     08/15/08        450,000         450,000         441,000
 Grove Worldwide                                                9.250     05/01/08        160,000         139,234         139,200
 IMPAC Group Inc.                                              10.125     03/15/08        750,000         750,000         720,000
 JTM Industries / ISG Resources, Inc.                          10.000     04/15/08        300,000         300,000         303,000
 M J D Communications Inc.                                     10.000     05/01/08        250,000         250,000         247,500
 M J D Communications Inc.                                      9.500     05/01/08        100,000         100,000          99,000
 McLeodUSA Incorporated                                         8.375     03/15/08        650,000         660,125         638,625
 Mediacom LLC                                                   8.500     04/15/08        450,000         447,767         451,575
 Mrs. Fields Original Cookies, Inc.                            10.125     12/01/04        800,000         776,388         752,000
 NE Restaurant Company, Inc.                                   10.750     07/15/08        520,000         516,250         509,600
 Nortek Inc.                                                    8.875     08/01/08        500,000         498,225         483,750
 Numatics Inc.                                                  9.625     04/01/08        400,000         406,188         356,000
 Oxford Health Plans                                           11.000     05/15/05        100,000         100,000          87,000
 Philipp Brothers Chemicals, Inc.                               9.875     06/01/08        110,000         105,602         104,500
 Renter's Choice, Inc.                                         11.000     08/15/08        450,000         450,000         435,375
 Tenet Healthcare Corp.                                         8.125     12/01/08        600,000         607,500         607,500
 Tjiwi Kima Fin Mauritius LTD                                  10.000     08/01/04        500,000         497,610         215,000
 Von Hoffman Press, Inc.                                       10.375     05/15/07        530,000         534,312         530,000
                                                                                      -----------     -----------     -----------
 Total Bonds                                                                          $11,499,252      11,431,278      10,786,648
                                                                                      ===========     ===========     ===========

Common Stock - 0.10%
 Energy Conversion Devices Inc.                                                            32,500         430,625         184,844
 Jordan Telecom Products                                                                       70          14,000          17,500
                                                                                                      -----------     -----------
 Total Common Stock                                                                                       444,625         202,344
                                                                                                      -----------     -----------
Convertible Bonds - 2.59%
Antec Corp.                                                     4.500     05/15/03    $   300,000         300,000         267,000
Arbor Software Corporation                                      4.500     03/15/05        200,000         200,000         136,682
Concentra Managed Care, Inc.                                    4.500     03/15/03        600,000         600,000         371,316
Cymer Inc.                                                      3.500     08/06/04        375,000         377,500         231,439
Equity Corporation International                                4.500     12/31/04        400,000         400,000         442,216
Garnet Resources Corporation                                    9.500     12/21/98        500,000         500,000          47,500
Healthsouth Corporation                                         3.250     04/01/03      1,500,000       1,500,000       1,142,220

--------------------------------------------------------------------------------
18

September 30, 1998
(Unaudited)

                                                                                         Shares,
                                                                                       Warrants or                   Market Value
                                                                 Interest    Due        Principal        Cost         at 9/30/98
Rule 144A Securities: (A) (Continued)                              Rate      Date        Amount        (Note 2B)       (Note 2A)
                                                                 --------  --------   -------------   ------------   ------------
Convertible Bonds (Continued)
 Key Energy Group                                                 5.000%   09/15/04   $  1,000,000    $  1,000,000   $    624,700
 Mark IV Industries                                               4.750    11/01/04        750,000         711,874        621,728
 Oak Industries                                                   4.875    03/01/08        150,000         154,500        136,312
 Smartalk Teleservices                                            5.750    09/15/04        300,000         300,000        149,250
 Sunbeam Corporation                                              0.000    03/25/18      3,750,000       1,432,707        600,000
 Tel-Save                                                         4.500    09/15/02      1,080,000       1,077,462        563,943
                                                                                      ------------    ------------   ------------

 Total Convertible Bonds                                                              $ 10,905,000       8,554,043      5,334,306
                                                                                      ============    ============   ============
Convertible Preferred Stock - 1.11%
 D T Industries                                                                             40,000       2,000,000      1,145,000
 Newell Financial Trust                                                                     20,250       1,012,500      1,149,188
                                                                                                      ------------   ------------

Total Convertible Preferred Stock                                                                        3,012,500      2,294,188
                                                                                                      ------------   ------------

Preferred Stock - 0.03%
 Jordan Telecom Products                                                                        70          56,000         70,000
                                                                                                      ------------   ------------

Total Preferred Stock                                                                                       56,000         70,000
                                                                                                      ------------   ------------

Warrants - 0.01%
 Energy Conversion Devices Inc.                                                             32,500              --         16,250
                                                                                                      ------------   ------------
Total Warrants                                                                                                  --         16,250
                                                                                                      ------------   ------------
   Total Rule 144A Securities                                                                           23,498,446     18,703,736
                                                                                                      ------------   ------------
   Total Corporate Restricted Securities                                                               157,239,627    164,017,692
                                                                                                      ------------   ------------

Corporate Public Securities: (A)

Bonds - 13.79%
 Advanced Micro Devices                                          11.000    08/01/03   $    105,000         111,300        106,050
 Aearo Company                                                   12.500    07/15/05      1,000,000       1,000,000      1,077,500
 AMC Entertainment                                                9.500    03/15/09        140,000         131,783        131,600
 Amphenol Corporation                                             9.875    05/15/07        400,000         400,000        374,000
 Amtran, Inc.                                                    10.500    08/01/04        600,000         600,000        600,000
 Anchor Advanced Products                                        11.750    04/01/04        410,000         413,000        430,500
 Atlantic Express                                                10.750    02/01/04      1,375,000       1,392,719      1,402,500
 Callon Petroleum Company                                        10.125    09/15/02        500,000         497,620        488,750
 Canadian Airlines Corporation                                   10.000    05/01/05        455,000         456,000        423,150
 Canadian Airlines Corporation                                   12.250    08/01/06        400,000         370,216        352,000
 Central Tractor Farm & Country, Inc.                            10.625    04/01/07        600,000         586,500        582,000
 Continental Airlines, Inc.                                       9.500    12/15/01        750,000         750,000        780,000
 Continental Airlines, Inc.                                      11.500    04/02/08        631,669         675,886        675,886

--------------------------------------------------------------------------------

September 30, 1998
(Unaudited)

                                                                                        Shares or                   Market Value
                                                                Interest     Due         Principal       Cost        at 9/30/98
Corporate Public Securities:  (A) (Continued)                     Rate       Date         Amount       (Note 2B)      (Note 2A)
                                                                --------   --------    -----------    -----------   ------------
Bonds (Continued)
 DecisionOne Corporation                                         9.750%    08/01/07    $   525,000    $   523,374    $   341,250
 Florist Transworld Delivery, Inc.                              14.000     12/15/01      1,475,000      1,461,970      1,563,500
 Fundy Cable LTD                                                11.000     11/15/05        740,000        781,125        777,000
 Gray Communications System, Inc.                               10.625     10/01/06        300,000        316,500        315,000
 Hosiery Corporation of America                                 13.750     08/01/02      1,000,000        992,084      1,050,000
 Indah Kiat International Corporation                           11.875     06/15/02      1,000,000      1,000,000        520,000
 International Wire Group, Inc.                                 11.750     06/01/05        550,000        598,125        563,750
 International Wire Group, Inc.                                 11.750     06/01/05        750,000        750,000        768,750
 Jordan Industries, Inc.                                        10.375     08/01/07        500,000        500,000        477,500
 Jordan Telecom Products                                         9.875     08/01/07      1,150,000      1,140,765      1,081,000
 Key Plastics, Inc.                                             14.000     11/15/99        750,000        760,462        791,250
 Keystone Consolidated Ind. Inc.                                 9.625     08/01/07        100,000         90,518         91,000
 Loewen Group Inc.                                               8.250     10/15/03        125,000        118,760        119,375
 Loewen Group Inc.                                               8.250     04/15/03        250,000        234,445        238,750
 MCMS Inc.                                                       9.750     03/01/08        600,000        600,000        336,000
 Morris Materials Handling                                       9.500     04/01/08        300,000        300,000        216,000
 Neenah Corporation                                             11.125     05/01/07        300,000        300,000        303,000
 Neff Corp.                                                     10.250     06/01/08        130,000        129,189        130,000
 Nextel Communications                                           9.950     02/15/08        575,000        363,369        345,000
 Nortek Inc.                                                     9.125     09/01/07        150,000        145,508        146,250
 Northwest Airlines Corp.                                       10.150     01/02/05        550,413        550,413        612,378
 Numatics Inc.                                                   9.625     04/01/08        220,000        201,534        198,000
 Pillotex Corporation                                           10.000     11/15/06        100,000        103,000        102,750
 Pillotex Corporation                                            9.000     12/15/07         70,000         68,605         66,150
 Red Roof Inns, Inc.                                             9.625     12/15/03        325,000        325,812        317,688
 Remington Products Company                                     11.000     05/15/06        600,000        596,210        456,000
 Rogers Cantel Inc.                                              9.375     06/01/08        275,000        279,125        280,500
 Scotsman Group, Inc.                                            8.625     12/15/07        230,000        229,614        223,100
 Scovill Fastener, Inc.                                         11.250     11/30/07        500,000        500,000        450,000
 Sovereign Speciality Chemicals                                  9.500     08/01/07        200,000        200,000        193,000
 Speedway Motorsports, Inc.                                      8.500     08/15/07        275,000        274,324        281,875
 Sun Media Corporation                                           9.500     05/15/07        450,000        469,750        441,000
 Sun Media Corporation                                           9.500     02/15/07        175,000        175,875        174,125
 Tekni-Plex Inc.                                                 9.250     03/01/08        650,000        650,000        628,875
 Telex Communications, Inc.                                     10.500     05/01/07      1,150,000      1,162,938        897,000
 Therma-Wave, Inc.                                              10.625     05/15/04        710,000        653,519        340,800
 Trans World Airlines                                           11.500     12/15/04        500,000        494,602        480,000
 Unicco Service Co.                                              9.875     10/15/07        325,000        323,559        299,000
 United Refining Company                                        10.750     06/15/07      1,750,000      1,750,000      1,400,000
 W R Carpenter North America                                    10.625     06/15/07        625,000        631,957        615,625
 Wavetek Corporation                                            10.125     06/15/07        130,000        130,000        119,600
 Williams Scotsman, Inc.                                         9.875     06/01/07        910,000        908,842        891,800
 Windmere Durable Holdings, Inc.                                10.000     07/31/08        360,000        349,448        309,600
 Worldtex, Inc.                                                  9.625     12/15/07        600,000        600,000        534,000
 Ziff-Davis Inc.                                                 8.500     05/01/08        500,000        498,213        485,000
                                                                                       -----------    -----------    -----------
 Total Bonds                                                                           $30,817,082     30,618,558     28,396,177
                                                                                       ===========    ===========    ===========

--------------------------------------------------------------------------------
20

September 30, 1998
(Unaudited)

                                                                                        Shares or                   Market Value
                                                                Interest     Due         Principal       Cost        at 9/30/98
Corporate Public Securities:  (A) (Continued)                     Rate       Date         Amount       (Note 2B)      (Note 2A)
                                                                --------   --------    -----------    -----------   ------------
Common Stock - 7.89%
 A M R Corporation (B)                                                                     4,900     $   356,105      $   271,645
 American Country Holdings Inc. (B)                                                      405,590         760,889          633,734
 Benson Petroleum, LTD. (B)                                                              200,000         154,408          124,480
 BP Prudhoe Bay Royalty Trust                                                             26,180         372,266          245,439
 Budget Group, The (B)                                                                   106,059       2,209,423        2,419,471
 Career Blazers, Inc. (B)                                                                105,000         577,500          695,625
 Central Rents, Inc. (B)                                                                   1,880          67,856           56,400
 Collins & Aikman Corporation (B)                                                         40,200         240,834          276,375
 Corporate Office Properties                                                              56,050         588,525          444,897
 Dura Automotive Systems Inc. (B)                                                          6,710         219,752          173,621
 Excalibur Technologies Corp. (B)                                                         23,334         230,210          172,088
 Florida Panthers Holdings, Inc. (B)                                                      35,502         681,042          383,865
 Florist Transworld Delivery, Inc. (B)                                                    29,372          41,258          146,860
 General Chemical Group, Inc.                                                             10,200         261,398          192,525
 General Instrument Corp. (B)                                                             16,100         383,680          348,162
 Hardy Oil & Gas PLC                                                                     278,227         819,741          763,015
 Hosiery Corporation of America (B)                                                        1,000              --           50,000
 Irwin Naturals (B)                                                                       27,000         151,000          135,000
 LCS Industries, Inc.                                                                     35,000         546,831          463,750
 Marker International (B)                                                                 54,250         339,062           54,250
 McLeodUSA Incorporated (B)                                                               10,893         423,720          238,284
 Midway Airlines Corp. (B)                                                                27,088         505,057          267,494
 N2K, Inc. (B)                                                                            23,834         625,789          171,307
 Oxford Health Plans (B)                                                                  24,375         459,901          252,891
 Pathways Group Inc. (B)                                                                  28,655         640,350          458,480
 Pool Energy Services Co. (B)                                                              4,900          39,703           44,712
 Princeton Video Image, Inc. (B)                                                          70,000         490,000          288,750
 Red Roof Inns, Inc. (B)                                                                  33,200         481,272          558,175
 Rent-Way, Inc. (B)                                                                      201,207       2,000,000        4,954,722
 Republic Industries, Inc. (B)                                                            35,000         859,688          509,689
 Supreme Industries, Inc.                                                                 19,082           9,497           11,926
 Swiss Army Brands, Inc. (B)                                                              39,000         393,825          390,000
 TSR Inc. (B)                                                                              6,500          42,640           42,640
                                                                                                     -----------      -----------
 Total Common Stock                                                                                  $15,973,222       16,240,272
                                                                                                     ===========      ===========

Convertible Bonds - 3.34%
 Advanced Micro Devices                                   6.000%         05/15/05    $   270,000     $   215,446          209,471
 Clear Channel Communications                             2.625          04/01/03        650,000         650,000          656,500
 Diamond Offshore Drilling                                3.750          02/15/07        900,000         896,968          846,495
 Dura Pharmaceuticals                                     3.500          07/15/02        590,000         597,031          404,474
 EMCOR Group, Inc. (B)                                    5.750          04/01/05        650,000         650,000          536,250
 Family Golf Centers, Inc.                                5.750          10/15/04        630,000         609,596          582,750
 Hilton Hotels                                            5.000          05/15/06      1,385,000       1,385,000        1,195,726
 Kellstorm Industries, Inc.                               5.500          06/15/03        975,000         833,409          720,486
 Oak Industries                                           4.875          03/01/08        225,000         203,019          204,469
 Reptron Electronics Inc.                                 6.750          08/01/04        200,000         200,000          119,500
 Savoy Pictures Entertainment                             7.000          07/01/03      1,250,000       1,287,500        1,187,500
 Smartalk Teleservices                                    5.750          09/15/04        187,000         187,675          207,500
                                                                                     -----------     -----------      -----------
   Total Convertible Bonds                                                           $ 7,912,000       7,715,644        6,871,121
                                                                                     ===========     ===========      ===========

--------------------------------------------------------------------------------

September 30, 1998
(Unaudited)

                                                                                   Shares
                                                                                 Warrants or                     Market Value
                                                     Interest       Due           Principal         Cost          at 9/30/98
Corporate Public Securities:  (A) (Continued)          Rate         Date           Amount         (Note 2B)        (Note 2A)
                                                     --------     ---------    -------------    -------------    -------------
Warrants - 0.04%
 American Country Holdings Inc. (B)                                                             $      45,779    $      91,558
                                                                                                -------------    -------------
 Total Warrants                                                                                        45,779           91,558
                                                                                                -------------    -------------
 Total Corporate Public Securities                                                                 54,353,203       51,599,128
                                                                                                -------------    -------------

Short-Term Securities:(A)

Commercial Paper - 2.90%
Conagra Inc.                                          5.673%       10/02/98    $   1,345,000        1,344,787        1,344,787
Enron Corporation                                     5.829        10/01/98        4,000,000        4,000,000        4,000,000
Indiana Michigan Power                                6.002        10/01/98          620,000          619,897          619,897
                                                                               -------------    -------------    -------------
 Total Short-Term Securities                                                   $   5,965,000        5,964,684        5,964,684
                                                                               =============    =============    =============
Total Investments - 107.60%                                                                     $ 217,557,514      221,581,504
                                                                                                =============    =============
   Other Assets  -   4.30                                                                                            8,854,337
   Liabilities   - (11.90)                                                                                         (24,505,528)
                   ------                                                                                        -------------
Total Net Assets - 100.00%                                                                                       $ 205,930,313
                   ======                                                                                        =============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.

(B) Non-income producing security.

--------------------------------------------------------------------------------
22

September 30, 1998
(Unaudited)

                            INDUSTRY CLASSIFICATION

                                                                     Fair Value
                                                                     at 9/30/98
Corporate Restricted Securities:                                     (Note 2A)
                                                                     ----------
AUTOMOBILE - 0.35%
Coast Distribution System, The                                      $   107,363
Mark IV Industries                                                      621,728
                                                                    -----------
                                                                        729,091
                                                                    -----------

BEVERAGE, FOOD & TOBACCO - 7.25%
Associated Vintage Group, Inc.                                        3,618,891
Beta Brands, Inc.                                                     3,664,524
Cains Foods, L.P.                                                     3,008,853
Delta Beverage Group, Inc.                                              198,118
Grand Lyon Enterprises LLC                                              198,312
Lloyd's Barbecue Company                                              3,498,195
Mrs. Fields Original Cookies, Inc.                                      752,000
                                                                    -----------
                                                                     14,938,893
                                                                    -----------
BROADCASTING & ENTERTAINMENT - 0.67%
Latin Communications Group                                              931,838
Mediacom LLC                                                            451,575
                                                                    -----------
                                                                      1,383,413
                                                                    -----------

BUILDINGS & REAL ESTATE - 5.21%
Building Materials Corp.                                                170,625
Highland Homes Holdings, Inc.                                         1,535,400
Nortek Inc.                                                             483,750
Supreme Industries, Inc.                                              5,011,542
Truseal Technologies, Inc.                                            3,524,153
                                                                    -----------
                                                                     10,725,470
                                                                    -----------

CARGO TRANSPORT - 2.70%
RailTex, Inc.                                                         2,025,569
Tidewater Holdings, Inc.                                              3,541,603
                                                                    -----------
                                                                      5,567,172
                                                                    -----------

CHEMICAL, PLASTICS & RUBBER - 5.10%
AccTech, LLC                                                          1,838,964
Philipp Brothers Chemicals, Inc.                                        104,500
Process Chemicals, LLC                                                2,016,823
Trend Technologies, Inc.                                              4,310,015
U.S. Netting, Inc.                                                    2,234,996
                                                                    -----------
                                                                     10,505,298
                                                                    -----------

CONSUMER PRODUCTS - 2.70%
Consumer Product Enterprises, Inc.                                    2,297,330
Newell Financial Trust                                                1,149,188
Sharp International Corp.                                             2,110,815
                                                                    -----------
                                                                      5,557,333
                                                                    -----------

CONTAINERS, PACKAGING &
GLASS - 6.65%
C&K Manufacturing and Sales Company                                   1,790,567
Capitol Vial, Inc.                                                    3,614,023
IMPAC Group Inc.                                                        720,000
Plastipak Packaging, Inc.                                             3,657,191
Vitex Packaging, Inc.                                                 3,904,678
                                                                    -----------
                                                                     13,686,459
                                                                    -----------

DIVERSIFIED/CONGLOMERATE -
MANUFACTURING - 15.17%
Cymer Inc.                                                          $   231,439
Decrane Aircraft, Inc.                                                  703,500
D T Industries                                                        1,145,000
Eagle Pacific Industries, Inc.                                        3,397,020
Energy Conversion Devices Inc.                                          201,094
Evans Consoles, Inc.                                                  3,413,759
Fleming Acquisition Corporation                                          48,477
Golden Bear Oil Specialties                                           3,630,116
Grove Worldwide                                                         139,200
Hartzell Manufacturing, Inc.                                          3,284,552
Hudson River Capital, LLC                                               842,935
Hussey Seating Company                                                3,621,658
Jackson Products, Inc.                                                  998,585
Kappler Safety Group, Inc.                                            3,489,266
Maxtec International Corp.                                              576,923
PAR Acquisition Corp.                                                 1,287,666
The Tranzonic Companies                                               3,350,602
U.S. Silica Company                                                     879,156
                                                                    -----------
                                                                     31,240,948
                                                                    -----------

DIVERSIFIED/CONGLOMERATE -
SERVICE - 2.82%
Ammirati & Puris, Inc.                                                  587,184
Diversco, Inc./DHI Holdings, Inc.                                     3,398,495
Great Lakes Dredge & Dock Corp.                                         441,000
Iron Mountain Inc.                                                      191,025
Pharmaceutical Buyers, Inc.                                           1,185,860
                                                                    -----------
                                                                      5,803,564
                                                                    -----------

ELECTRONICS - 10.51%
Arbor Software Corporation                                              136,682
Ardent Software, Inc.                                                   837,700
Averstar, Inc.                                                        2,468,387
Control Devices, Inc.                                                 3,171,881
Dealer Solutions Holdings, Inc.                                         400,431
Mercury Computer Systems                                              5,844,746
Nu Horizons Electronics Corp.                                         1,518,250
Precision Dynamics, Inc.                                              4,100,730
Tridex Corp.                                                          3,170,072
                                                                    -----------
                                                                     21,648,879
                                                                    -----------

FARMING & AGRICULTURE - 0.93%
Cuddy International Corp.                                               456,750
Protein Genetics, Inc.                                                1,450,149
                                                                    -----------
                                                                      1,906,899
                                                                    -----------

HEALTHCARE, EDUCATION &
CHILDCARE - 3.28%
Concentra Managed Care, Inc.                                            371,316
D&K Healthcare Resources, Inc.                                        4,539,869
Healthsouth Corporation                                               1,142,220
Oxford Health Plans                                                      87,000
Tenet Healthcare Corp.                                                  607,500
                                                                    -----------
                                                                      6,747,905
                                                                    -----------

--------------------------------------------------------------------------------

September 30, 1998
(Unaudited)

                      INDUSTRY CLASSIFICATION (Continued)

                                                                     Fair Value
                                                                     at 9/30/98
Corporate Restricted Securities:  (Continued)                         (Note 2A)
                                                                     ----------
HOME & OFFICE FURNISHINGS,
HOUSEWARES, AND DURABLE
CONSUMER PRODUCTS - 2.09%
Catalina Lighting, Inc.                                             $  1,354,800
Star International Holdings, Inc.                                      2,361,108
Sunbeam Corporation                                                      600,000
                                                                    ------------
                                                                       4,315,908
                                                                    ------------

HOTELS, MOTELS, INNS &
GAMING - 0.25%
NE Restaurant Company, Inc.                                              509,600
                                                                    ------------

LEISURE, AMUSEMENT,
ENTERTAINMENT - 6.37%
Adventure Entertainment Corporation                                    1,690,504
Bell Sports, Inc.                                                        384,000
Derby Cycle Corp.                                                        598,000
Merit Industries, Inc.                                                 3,365,665
N2K, Inc.                                                                  2,778
Olympic Boat                                                           3,514,926
Playcore, Inc .                                                        3,552,342
                                                                    ------------
                                                                      13,108,215
                                                                    ------------

MACHINERY - 0.17%
Numatics Inc.                                                            356,000
                                                                    ------------

MINING, STEEL, IRON &
NON PRECIOUS  METALS - 0.15%
JTM Industries / ISG Resources, Inc.                                     303,000
                                                                    ------------

MISCELLANEOUS - 0.71%
Brand Scaffold Services                                                  372,000
Climachem, Inc.                                                          168,000
Doe Run Resources Corp.                                                  247,500
Equity Corporation International                                         442,216
Tjiwi Kima Fin Mauritius LTD                                             215,000
Victory Ventures, LLC                                                     22,540
                                                                    ------------
                                                                       1,467,256
                                                                    ------------

OIL AND GAS - 4.62%
Chaparral Resources, Inc.                                           $     11,344
Garnet Resources Corporation                                              47,500
Key Energy Group                                                         624,700
Louis Dreyfus Natural Gas Corporation                                     10,334
Maloney Industries, Inc.                                               3,871,946
TransMontaigne Oil Company                                             4,943,918
                                                                    ------------
                                                                       9,509,742
                                                                    ------------

PERSONAL TRANSPORTATION - 0.27%
Atlantic Coast Airlines Inc.                                             565,648
                                                                    ------------

PRINTING & PUBLISHING - 0.26%
Von Hoffman Press, Inc.                                                  530,000
                                                                    ------------

RETAIL STORES - 0.35%
Rent-Way, Inc.                                                           286,494
Renter's Choice, Inc.                                                    435,375
                                                                    ------------
                                                                         721,869
                                                                    ------------

TELECOMMUNICATIONS - 1.06%
Antec Corp.                                                              267,000
Jordan Telecom Products                                                   87,500
M J D Communications Inc.                                                346,500
McLeodUSA Incorporated                                                   638,625
Oak Industries                                                           136,312
Smartalk Teleservices                                                    149,250
Tel-Save                                                                 563,943
                                                                    ------------
                                                                       2,189,130
                                                                    ------------

Total Corporate Restricted
Securities - 79.64%                                                 $164,017,692
                                                                    ============

--------------------------------------------------------------------------------
24

NOTES TO FINANCIAL STATEMENTS                     MASSMUTUAL CORPORATE INVESTORS
(Unaudited)

1. History

   MassMutual Corporate Investors (the "Trust") is a closed-end, non-diversified management investment company. Massachusetts Mutual Life Insurance Company ("MassMutual") acts as its investment adviser.

   The Trust commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was organized as a Massachusetts business trust effective November 28, 1985.

   On January 27, 1998, the Board of Trustees authorized the formation of a totally held subsidiary ("MMCI Subsidiary Trust") for the purpose of holding certain investments. The results of MMCI Subsidiary Trust have been consolidated in the accompanying financial statements.

2. Significant Accounting Policies

   The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the financial statements in conformity with generally accepted accounting principles.

   A. Valuation of Investments:

   Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

   Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in or restrictions on resale and will therefore be "restricted securities". Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, restricted securities can be sold only in a directly negotiated transaction to a limited number of purchasers or in a public offering for which a registration statement is in effect under the Securities Act of 1933.

   The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Board of Trustees of the Trust (the "Trustees"). Each restricted security is valued by the Trustees at the time of the purchase thereof and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; if it is a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and in addition any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel are relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

   When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

--------------------------------------------------------------------------------

The Board of Trustees of the Trust meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of Trustees who are not interested persons of the Trust (otherwise than as Trustees) or of MassMutual. In making valuations, the Trustees will consider reports by MassMutual analyzing each portfolio security in accordance with the relevant factors referred to above. MassMutual has agreed to provide such reports to the Trust at least quarterly.

The financial statements include restricted securities valued at $164,017,692 (79.64% of net assets) as of September 30, 1998 ($179,888,968 at September 30,
1997) whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of September 30, 1998, subject to discount where appropriate, and are approved by the Trustees.

Short-term securities with more than sixty days to maturity are valued at market and short-term securities having a maturity of sixty days or less are valued at amortized cost which approximates market value.

B. Accounting for Investments:

Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

The cost basis of debt securities is not adjusted for amortization of premium since the Trust does not generally intend to hold such investments until maturity; however, the Trust has elected to accrue for financial reporting purposes, certain discounts which are required to be accrued for federal income tax purposes.

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

C. Use of Estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

D. Federal Income Taxes:

No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute such net gains.

--------------------------------------------------------------------------------
26

3. Management Fee

   Under an investment services contract, MassMutual has agreed to invest for its general account concurrently with the Trust in each restricted security purchased by the Trust. MassMutual, in addition to originating and sharing in the purchase of such securities, represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. MassMutual provides a continuing review of the investment operations of the Trust. MassMutual also provides the Trust with office space and office equipment, safekeeping facilities, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

   Under the investment services contract, as amended July 1, 1988, the Trust pays MassMutual a quarterly base rate (the "Base Fee Rate") of 5/16 of 1% of the value of the Trust's net assets as of the end of each fiscal quarter, approximately equivalent to 1.25% of the net asset value of the Trust on an annual basis, plus or minus a quarterly performance adjustment (the "Performance Adjustment") of up to 1/16 of 1%, approximately equivalent to .25% on an annual basis.

   The Performance Adjustment is based on the Trust's performance as compared to a benchmark rate of return (the "Target Rate") equal to 5.0 percentage points plus an unweighted, arithmetic average of the rates of return on the Standard & Poor's Industrial Stock Price Index and the Lehman Brothers Intermediate Corporate Bond Index over a rolling three-year period (the "Measurement Period") comprising the twelve quarters ending on the last day of each quarter (the "Valuation Date"). The Performance Adjustment is equal to 5% of the difference between the Trust's actual rate of return over the Measurement Period and the Target Rate. If the Trust's actual rate of return exceeds the Target Rate, the Base Fee Rate is increased by an amount equal to the Performance Adjustment; if the Trust's actual rate of return is less than the Target Rate, the Base Fee Rate is reduced by the Performance Adjustment. The advisory fee payable by the Trust is equal to the Base Fee Rate (as adjusted by the Performance Adjustment) times the net asset value of the Trust as of the Valuation Date. The Performance Adjustment for each of the quarters ended were:

                                          Performance
                                          Adjustment       Amount
                                          -----------      ------
                      March 31, 1998       0.0625%       132,060.00
                      June 30, 1998        0.0625%       134,754.00
                      September 30, 1998   0.0625%       128,387.00

4. Note Payable

   On November 5, 1993, the Trust sold to MassMutual at par a $20,000,000 Senior Fixed Rate Convertible Note due November 15, 2000 (the "Note") which accrues at 5.33% per annum. The Note holder, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion.

5. Purchases and Sales of Investments

                                    For the               For the
                                  nine months           nine months
                                 ended 9/30/98         ended 9/30/97
                                 -------------         -------------

                                     Cost of Investments Acquired
                                     ----------------------------

Corporate restricted securities   $61,940,246           $73,951,448
Corporate public securities        32,349,143            30,043,849
Short-term securities             329,794,334           248,273,494

                                  Proceeds from Sales or Maturities
                                  ---------------------------------

Corporate restricted securities   $63,234,294           $57,469,085
Corporate public securities        47,477,021            55,356,234
Short-term securities             326,827,053           249,193,705

--------------------------------------------------------------------------------

   The aggregate cost of investments is the same for financial reporting and federal income tax purposes as of September 30, 1998. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of September 30, 1998 is $4,023,990 and consists of $30,455,428 appreciation and $26,431,438 depreciation.

   The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of September 30, 1997. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of September 30, 1997 was $19,088,688 and consisted of $31,627,158 appreciation and $12,538,470 depreciation.

6. Quarterly Results of Investment Operations

                                                                       Per                     Per
                                                           Amount     Share         Amount    Share
                                                         ----------  ------       ----------  -----
                                                           March 31, 1998           March 31, 1997
                                                         ------------------       -----------------
Investment income                                        $4,573,718               $4,060,824
Net investment income                                     3,435,337    $.40        3,057,559   $.36
Net realized and unrealized gain (loss) on investments   14,075,440    1.65        3,704,899    .44

                                                            June 30, 1998           June 30, 1997
                                                         ------------------       -----------------
Investment income                                         4,410,653                4,141,453
Net investment income                                     3,260,991     .38        3,066,951    .36
Net realized and unrealized gain on investments           4,030,073     .47       14,759,526   1.73

                                                         September 30, 1998       September 30, 1997
                                                         ------------------       -----------------
Investment income                                         4,341,687                4,509,234
Net investment income                                     3,142,399     .37        3,378,460    .40
Net realized and unrealized gain on investments          (9,389,983)  (1.10)      14,584,447   1.71

7. Common Shares

   On December 19, 1997, the Board of Trustees authorized a two-for-one split of the Trust's common shares effective January 20, 1998 on shares outstanding at the close of business on December 31, 1997. The stock split increased the common shares outstanding to 8,513,448 from 4,256,724. All per share amounts have been restated after giving effect to the two-for-one split of the Trust's common shares.

--------------------------------------------------------------------------------
28

      Trustees

Donald E. Benson*
Marshall D. Butler
MiltonCooper
Richard G. Dooley
Donald Glickman
Martin T. Hart*
Jack A. Laughery
Corine T. Norgaard
Gary E. Wendlandt

*Member of the Audit Committee


[ARTWORK APPEARS HERE]


             Officers

Gary E. Wendlandt,      Chairman
Richard G. Dooley,      Vice Chairman
Stuart H. Reese,        President
Robert E. Joyal,        Senior Vice
                        President
Charles C. McCobb, Jr., Vice President
                        Chief Financial
                        Officer
Stephen L. Kuhn,        Vice President
                        Secretary
Michael P. Hermsen,     Vice President
William N. Holm,        Vice President
Mary Wilson Kibbe,      Vice President
Michael L. Klofas,      Vice President
John B. Joyce,          Vice President
Richard C. Morrison,    Vice President
Clifford M. Noreen,     Vice President
Mark B. Ackerman,       Treasurer
Victoria Fortier,       Comptroller

                 Dividend Reinvestment and Share Purchase Plan

MassMutual Corporate Investors offers a Dividend Reinvestment and Share Purchase Plan. The Plan provides a simple way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. A shareholder may join the Plan by filling out and mailing an authorization card to Shareholder Financial Services, Inc., the Transfer Agent. Participating shareholders will continue to participate until they notify the Transfer Agent, in writing, of their desire to terminate participation. Unless a shareholder elects to participate in the Plan, he or she will, in effect, have elected to receive dividends and distributions in cash.

Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $10 nor more than $5,000 per quarter.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment. When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Corporate Investors' Dividend Reinvestment and Share Purchase Plan, P.O. Box 173673, Denver CO 80217-3673.